Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Alpha Architect U.S. Quantitative Value ETF | Alpha Architect U.S. Quantitative Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.03%	12.12%	28.16%	(11.57%)	34.17%	(6.00%)	23.53%	(16.54%)	24.97%	13.39%
Alpha Architect International Quantitative Value ETF | Alpha Architect International Quantitative Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	34.59%	(0.55%)	20.12%	(9.55%)	(0.02%)	(5.24%)	20.59%	(21.63%)	30.36%	9.01%
Alpha Architect U.S. Quantitative Momentum ETF | Alpha Architect U.S. Quantitative Momentum ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.63%	30.11%	9.45%	(7.01%)	(4.03%)	61.99%	27.98%	(11.03%)	15.61%	5.14%
Alpha Architect International Quantitative Momentum ETF | Alpha Architect International Quantitative Momentum ETF Class
Prospectus [Line Items]
Annual Return [Percent]	46.96%	5.15%	9.16%	(21.95%)	(1.04%)	29.24%	17.42%	(22.15%)	33.16%	(9.72%)
Alpha Architect Global Factor Equity ETF | Alpha Architect Global Factor Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.41%	12.13%	(0.30%)	(7.28%)	3.74%	4.65%	4.59%	(15.71%)
Alpha Architect High Inflation and Deflation ETF | Alpha Architect High Inflation and Deflation ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.15%	(0.94%)	2.65%
Alpha Architect Tail Risk ETF | Alpha Architect Tail Risk ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.58%	5.24%	13.30%	(14.14%)	2.83%	22.42%	3.20%	(6.36%)	4.75%	0.95%
Alpha Architect Aggregate Bond ETF | Alpha Architect Aggregate Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.32%
Alpha Architect 1-3 Month Box ETF | Alpha Architect 1-3 Month Box ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.33%	5.30%	4.99%